Fair Value of Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage Payable At Carrying Value	$ 218.3	$ 111.3
Mortgage Payable At Fair Value	$ 219.7	$ 111.0